Financial assets and liabilities - Financing activity (Details) € in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2021 USD ($)	Mar. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 26, 2022 USD ($)	Jun. 08, 2022 USD ($)	Sep. 29, 2021 USD ($)	Aug. 06, 2021 USD ($)	Mar. 12, 2021 USD ($)	Mar. 12, 2021 EUR (€)
Financial assets and liabilities
Issuance of notes			$ 3,231	$ 2,690
Maximum amount drawable			415			$ 325
Lease obligations			327	182
New lease liabilities incurred and foreign currency movements during the year			204
Lease liabilities acquired				1
New lease liabilities incurred during the year				100
Payments of lease liabilities and foreign currency movements				55
Lease payments			$ 59	$ 48	$ 35
6.000% Senior Secured Green Notes
Financial assets and liabilities
Issuance of notes							$ 600
Stated interest rate			6.00%				6.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Issuance of notes										$ 600
Stated interest rate			3.25%	3.25%						3.25%	3.25%
3.000% Senior Green Notes
Financial assets and liabilities
Issuance of notes | €											€ 500
Stated interest rate			3.00%	3.00%						3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Issuance of notes										$ 1,050
Stated interest rate			4.00%	4.00%						4.00%	4.00%
2.000% Senior Secured Green Notes
Financial assets and liabilities
Issuance of notes | €											€ 450
Stated interest rate			2.00%	2.00%						2.00%	2.00%
Related party borrowings
Financial assets and liabilities
Settlement of debt obligation	$ 2,555	$ 113
Related party borrowings | Other reserves
Financial assets and liabilities
Settlement of debt obligation	$ 814
Related party borrowings | Other reserve
Financial assets and liabilities
Noncash capital contribution from settlement of debt obligation		$ 113
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable			$ 415					$ 325	$ 300